Commitments and Contingencies (Schedule of Minimum Payments on Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies [Abstract]
2013	$ 15,716
2014	16,541
2015	16,463
2016	16,455
2017	16,737
Thereafter	207,550
Total operating leases	$ 289,462